Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 121 TO

FORM N-1A

REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)

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Telephone Number (515) 235-9154

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Copy to:
Jennifer A. Mills		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392		1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
__XX_    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date) pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____     on (date) pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This filing relates only to the Series in the Registrant’s Class A, Class C, and Class P; Class J; and Classes Institutional, R-1, R-2, R-3, R-4, and R-5 shares prospectuses dated December 28, 2012, and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 17th day of January, 2013.

Principal Funds, Inc. (Registrant) /s/ N. M. Everett _____________________________________ N. M. Everett Chair, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chairman, President and Chief Executive Officer (Principal Executive Officer)	January 17, 2013

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen
	Vice President, Controller and Chief Financial Office (Principal Financial Officer and Controller)	January 17, 2013

/s/ M. J. Beer __________________________ M. J. Beer	Executive Vice President and Director	January 17, 2013

(E. Ballantine)* __________________________ E. Ballantine	Director	January 17, 2013

(L. T. Barnes)* __________________________ L. T. Barnes	Director	January 17, 2013

(K. Blake)* __________________________ K. Blake	Director	January 17, 2013

(C. Damos)* __________________________ C. Damos	Director	January 17, 2013

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	January 17, 2013

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	January 17, 2013

(T. Huang)* __________________________ T. Huang	Director	January 17, 2013

(W. C. Kimball)* __________________________ W. C. Kimball	Director	January 17, 2013

Signature	Title	Date
(D. Pavelich)* __________________________ D. Pavelich	Director	January 17, 2013
/s/ M. J. Beer _______________________________ M. J. Beer Executive Vice President and Director * Pursuant to Power of Attorney Previously Filed

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document